Document and Entity Information	12 Months Ended
Sep. 30, 2011
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2011
Registrant Name	ING EQUITY TRUST
Central Index Key	0001063946
Amendment Flag	false
Document Creation Date	Sep 21, 2012
Document Effective Date	Sep 21, 2012
Prospectus Date	Sep 30, 2011

ING EQUITY TRUST

ING Value Choice Fund

 ("Fund")

Supplement dated September 21, 2012

to the Fund's Class A, Class B, Class C, Class I,

Class O, and Class W Prospectus dated September 30, 2011; and

to the Fund's Class A, Class B, Class C, Class I,

Class O, and Class W Summary Prospectus

dated September 30, 2011, as supplemented April 1, 2012

(each a "Prospectus" and collectively "Prospectuses")

On September 6, 2012, the Fund's Board of Trustees ("Board") approved a change with respect to the Fund's sub-adviser from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the Fund's principal investment strategies, and expense structure. From the close of business on November 13, 2012 through the close of business on November 30, 2012, the Fund will be in a "transition period" during which time a transition manager will sell all or most of its holdings and may hold a large portion of the Fund's assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about November 30, 2012, ING IM will begin managing the Fund under an interim sub-advisory agreement. The interim sub-advisory agreement may be in effect up to 150 days. A shareholder meeting will be held to approve the Fund's new permanent sub-advisory agreement. In conjunction with the change to the Fund's sub-adviser, Joann Barry and F. Rowe Michels will be replaced as co-portfolio managers for the Fund with Robert M. Kloss and Christopher F. Corapi.

In addition, the Fund's Board approved a proposal to reorganize the Fund with and into ING Large Cap Value Fund (the "Merger").  ING IM is also the sub-adviser for ING Large Cap Value Fund. Effective November 30, 2012, the Fund will have the same sub-adviser and principal investment strategies as ING Large Cap Value Fund.

The proposal to enter into a new permanent sub-advisory agreement with ING IM and the proposal for the Merger require approval by the Fund's shareholders. A proxy statement/prospectus detailing the two proposals is expected to be mailed to shareholders on or about January 25, 2013, and a shareholder meeting is scheduled to be held on or about March 14, 2013. The Fund will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval of the proposals is obtained, a new permanent sub-advisory agreement with ING IM will be effective on or about March 14, 2013 and the Merger of the Fund with and into ING Large Cap Value Fund is expected to take place on or about March 23, 2013 ("Closing Date").  Last, any contingent deferred sales charge ("CDSC") that would be applicable on a redemption of the Fund's shares or on a redemption of ING Large Cap Value Fund's shares acquired as result of the Merger shall be waived from December 14, 2012, ("Record Date") through and until thirty (30) days following the Closing Date.

1.                                      Effective on the close of business November 13, 2012, the Fund's Prospectuses are hereby revised as follows:

a.                                      The subsection entitled "Fees and Expenses of the Fund — Portfolio Turnover" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business on November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions which will likely cause an increase in the Fund's portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

b.                                     The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of dividend paying, large-capitalization issuers.

Equity securities include common and preferred stocks, warrants, and convertible securities.  The sub-adviser ("Sub-Adviser") defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index ("Index") at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 30, 2012 ranged from $670.9 million to $400.1 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:

●                                         an above-average dividend yield, and stability and growth of the dividend;

●                                         market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies); and

●                                         the potential for growth of the dividend yield over several years.

The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Merger - On September 6, 2012, the Fund's Board of Trustees approved a proposal to reorganize the Fund into ING Large Cap Value Fund. If shareholder approval is obtained, it is expected that the reorganization will take place on or about March 23, 2013. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.  After the reorganization you will hold shares of ING Large Cap Value Fund. For more information regarding ING Large Cap Value Fund, please contact a Shareholder Services representative at (800) 992-0180.

c.                                      The section entitled "Principal Risks" of the Fund's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

2.                                       Effective November 30, 2012, the Fund's Prospectuses are hereby revised as follows:

a.                                      The table and accompanying footnotes in the subsection entitled "Fees and Expenses of the Fund — Annual Fund Operating Expenses" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	W
Management Fees	%	0.90	0.90	0.90	0.90	0.90	0.90
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.21	0.21	0.21	0.14	0.21	0.21
Acquired Fund Fees and Expenses	%	0.02	0.02	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses(2)%		1.48	2.23	2.23	1.16	1.48	1.23
Waivers and Reimbursements(3)%		(0.27)	(0.27)	(0.27)	(0.34)	(0.27)	(0.27)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.21	1.96	1.96	0.82	1.21	0.96

(1)         Expense ratios have been adjusted to reflect current contractual rates.

(2)         Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)         Effective November 30, 2012, the adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 0.80%, 1.25%, and 1.00% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.                                     The table in the subsection entitled "Fees and Expenses of the Fund — Expense Examples" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$691	991	1,312	2,220
B	Sold	$699	971	1,370	2,354
	Held	$199	671	1,170	2,354
C	Sold	$299	671	1,170	2,544
	Held	$199	671	1,170	2,544
I	Sold or Held	$84	335	606	1,379
O	Sold or Held	$123	441	782	1,745
W	Sold or Held	$98	364	650	1,465

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Supplement [Text Block]	inget1_SupplementTextBlock

ING EQUITY TRUST

ING Value Choice Fund

 ("Fund")

Supplement dated September 21, 2012

to the Fund's Class A, Class B, Class C, Class I,

Class O, and Class W Prospectus dated September 30, 2011; and

to the Fund's Class A, Class B, Class C, Class I,

Class O, and Class W Summary Prospectus

dated September 30, 2011, as supplemented April 1, 2012

(each a "Prospectus" and collectively "Prospectuses")

On September 6, 2012, the Fund's Board of Trustees ("Board") approved a change with respect to the Fund's sub-adviser from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the Fund's principal investment strategies, and expense structure. From the close of business on November 13, 2012 through the close of business on November 30, 2012, the Fund will be in a "transition period" during which time a transition manager will sell all or most of its holdings and may hold a large portion of the Fund's assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about November 30, 2012, ING IM will begin managing the Fund under an interim sub-advisory agreement. The interim sub-advisory agreement may be in effect up to 150 days. A shareholder meeting will be held to approve the Fund's new permanent sub-advisory agreement. In conjunction with the change to the Fund's sub-adviser, Joann Barry and F. Rowe Michels will be replaced as co-portfolio managers for the Fund with Robert M. Kloss and Christopher F. Corapi.

In addition, the Fund's Board approved a proposal to reorganize the Fund with and into ING Large Cap Value Fund (the "Merger").  ING IM is also the sub-adviser for ING Large Cap Value Fund. Effective November 30, 2012, the Fund will have the same sub-adviser and principal investment strategies as ING Large Cap Value Fund.

The proposal to enter into a new permanent sub-advisory agreement with ING IM and the proposal for the Merger require approval by the Fund's shareholders. A proxy statement/prospectus detailing the two proposals is expected to be mailed to shareholders on or about January 25, 2013, and a shareholder meeting is scheduled to be held on or about March 14, 2013. The Fund will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval of the proposals is obtained, a new permanent sub-advisory agreement with ING IM will be effective on or about March 14, 2013 and the Merger of the Fund with and into ING Large Cap Value Fund is expected to take place on or about March 23, 2013 ("Closing Date").  Last, any contingent deferred sales charge ("CDSC") that would be applicable on a redemption of the Fund's shares or on a redemption of ING Large Cap Value Fund's shares acquired as result of the Merger shall be waived from December 14, 2012, ("Record Date") through and until thirty (30) days following the Closing Date.

1.                                      Effective on the close of business November 13, 2012, the Fund's Prospectuses are hereby revised as follows:

a.                                      The subsection entitled "Fees and Expenses of the Fund — Portfolio Turnover" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business on November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions which will likely cause an increase in the Fund's portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

b.                                     The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of dividend paying, large-capitalization issuers.

Equity securities include common and preferred stocks, warrants, and convertible securities.  The sub-adviser ("Sub-Adviser") defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index ("Index") at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 30, 2012 ranged from $670.9 million to $400.1 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:

●                                         an above-average dividend yield, and stability and growth of the dividend;

●                                         market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies); and

●                                         the potential for growth of the dividend yield over several years.

The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Merger - On September 6, 2012, the Fund's Board of Trustees approved a proposal to reorganize the Fund into ING Large Cap Value Fund. If shareholder approval is obtained, it is expected that the reorganization will take place on or about March 23, 2013. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.  After the reorganization you will hold shares of ING Large Cap Value Fund. For more information regarding ING Large Cap Value Fund, please contact a Shareholder Services representative at (800) 992-0180.

c.                                      The section entitled "Principal Risks" of the Fund's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

2.                                       Effective November 30, 2012, the Fund's Prospectuses are hereby revised as follows:

a.                                      The table and accompanying footnotes in the subsection entitled "Fees and Expenses of the Fund — Annual Fund Operating Expenses" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	W
Management Fees	%	0.90	0.90	0.90	0.90	0.90	0.90
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.21	0.21	0.21	0.14	0.21	0.21
Acquired Fund Fees and Expenses	%	0.02	0.02	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses(2)%		1.48	2.23	2.23	1.16	1.48	1.23
Waivers and Reimbursements(3)%		(0.27)	(0.27)	(0.27)	(0.34)	(0.27)	(0.27)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.21	1.96	1.96	0.82	1.21	0.96

(1)         Expense ratios have been adjusted to reflect current contractual rates.

(2)         Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)         Effective November 30, 2012, the adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 0.80%, 1.25%, and 1.00% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.                                     The table in the subsection entitled "Fees and Expenses of the Fund — Expense Examples" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$691	991	1,312	2,220
B	Sold	$699	971	1,370	2,354
	Held	$199	671	1,170	2,354
C	Sold	$299	671	1,170	2,544
	Held	$199	671	1,170	2,544
I	Sold or Held	$84	335	606	1,379
O	Sold or Held	$123	441	782	1,745
W	Sold or Held	$98	364	650	1,465

ING Value Choice Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	inget1_SupplementTextBlock

ING EQUITY TRUST

ING Value Choice Fund

 ("Fund")

Supplement dated September 21, 2012

to the Fund's Class A, Class B, Class C, Class I,

Class O, and Class W Prospectus dated September 30, 2011; and

to the Fund's Class A, Class B, Class C, Class I,

Class O, and Class W Summary Prospectus

dated September 30, 2011, as supplemented April 1, 2012

(each a "Prospectus" and collectively "Prospectuses")

On September 6, 2012, the Fund's Board of Trustees ("Board") approved a change with respect to the Fund's sub-adviser from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the Fund's principal investment strategies, and expense structure. From the close of business on November 13, 2012 through the close of business on November 30, 2012, the Fund will be in a "transition period" during which time a transition manager will sell all or most of its holdings and may hold a large portion of the Fund's assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about November 30, 2012, ING IM will begin managing the Fund under an interim sub-advisory agreement. The interim sub-advisory agreement may be in effect up to 150 days. A shareholder meeting will be held to approve the Fund's new permanent sub-advisory agreement. In conjunction with the change to the Fund's sub-adviser, Joann Barry and F. Rowe Michels will be replaced as co-portfolio managers for the Fund with Robert M. Kloss and Christopher F. Corapi.

In addition, the Fund's Board approved a proposal to reorganize the Fund with and into ING Large Cap Value Fund (the "Merger").  ING IM is also the sub-adviser for ING Large Cap Value Fund. Effective November 30, 2012, the Fund will have the same sub-adviser and principal investment strategies as ING Large Cap Value Fund.

The proposal to enter into a new permanent sub-advisory agreement with ING IM and the proposal for the Merger require approval by the Fund's shareholders. A proxy statement/prospectus detailing the two proposals is expected to be mailed to shareholders on or about January 25, 2013, and a shareholder meeting is scheduled to be held on or about March 14, 2013. The Fund will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval of the proposals is obtained, a new permanent sub-advisory agreement with ING IM will be effective on or about March 14, 2013 and the Merger of the Fund with and into ING Large Cap Value Fund is expected to take place on or about March 23, 2013 ("Closing Date").  Last, any contingent deferred sales charge ("CDSC") that would be applicable on a redemption of the Fund's shares or on a redemption of ING Large Cap Value Fund's shares acquired as result of the Merger shall be waived from December 14, 2012, ("Record Date") through and until thirty (30) days following the Closing Date.

1.                                      Effective on the close of business November 13, 2012, the Fund's Prospectuses are hereby revised as follows:

a.                                      The subsection entitled "Fees and Expenses of the Fund — Portfolio Turnover" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business on November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions which will likely cause an increase in the Fund's portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

b.                                     The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of dividend paying, large-capitalization issuers.

Equity securities include common and preferred stocks, warrants, and convertible securities.  The sub-adviser ("Sub-Adviser") defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index ("Index") at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 30, 2012 ranged from $670.9 million to $400.1 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:

●                                         an above-average dividend yield, and stability and growth of the dividend;

●                                         market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies); and

●                                         the potential for growth of the dividend yield over several years.

The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Merger - On September 6, 2012, the Fund's Board of Trustees approved a proposal to reorganize the Fund into ING Large Cap Value Fund. If shareholder approval is obtained, it is expected that the reorganization will take place on or about March 23, 2013. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.  After the reorganization you will hold shares of ING Large Cap Value Fund. For more information regarding ING Large Cap Value Fund, please contact a Shareholder Services representative at (800) 992-0180.

c.                                      The section entitled "Principal Risks" of the Fund's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

2.                                       Effective November 30, 2012, the Fund's Prospectuses are hereby revised as follows:

a.                                      The table and accompanying footnotes in the subsection entitled "Fees and Expenses of the Fund — Annual Fund Operating Expenses" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	W
Management Fees	%	0.90	0.90	0.90	0.90	0.90	0.90
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.21	0.21	0.21	0.14	0.21	0.21
Acquired Fund Fees and Expenses	%	0.02	0.02	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses(2)%		1.48	2.23	2.23	1.16	1.48	1.23
Waivers and Reimbursements(3)%		(0.27)	(0.27)	(0.27)	(0.34)	(0.27)	(0.27)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.21	1.96	1.96	0.82	1.21	0.96

(1)         Expense ratios have been adjusted to reflect current contractual rates.

(2)         Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)         Effective November 30, 2012, the adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 0.80%, 1.25%, and 1.00% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.                                     The table in the subsection entitled "Fees and Expenses of the Fund — Expense Examples" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$691	991	1,312	2,220
B	Sold	$699	971	1,370	2,354
	Held	$199	671	1,170	2,354
C	Sold	$299	671	1,170	2,544
	Held	$199	671	1,170	2,544
I	Sold or Held	$84	335	606	1,379
O	Sold or Held	$123	441	782	1,745
W	Sold or Held	$98	364	650	1,465

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business on November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions which will likely cause an increase in the Fund's portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of dividend paying, large-capitalization issuers.

Equity securities include common and preferred stocks, warrants, and convertible securities.  The sub-adviser ("Sub-Adviser") defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index ("Index") at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 30, 2012 ranged from $670.9 million to $400.1 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:

●                                         an above-average dividend yield, and stability and growth of the dividend;

●                                         market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies); and

●                                         the potential for growth of the dividend yield over several years.

The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Merger - On September 6, 2012, the Fund's Board of Trustees approved a proposal to reorganize the Fund into ING Large Cap Value Fund. If shareholder approval is obtained, it is expected that the reorganization will take place on or about March 23, 2013. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.  After the reorganization you will hold shares of ING Large Cap Value Fund. For more information regarding ING Large Cap Value Fund, please contact a Shareholder Services representative at (800) 992-0180.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ING Value Choice Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.21%	[1]
1 Yr	rr_ExpenseExampleYear01	691
3 Yrs	rr_ExpenseExampleYear03	991
5 Yrs	rr_ExpenseExampleYear05	1,312
10 Yrs	rr_ExpenseExampleYear10	2,220
1 Yr	rr_ExpenseExampleNoRedemptionYear01	691
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	991
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,312
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,220
ING Value Choice Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.96%	[1]
1 Yr	rr_ExpenseExampleYear01	699
3 Yrs	rr_ExpenseExampleYear03	971
5 Yrs	rr_ExpenseExampleYear05	1,370
10 Yrs	rr_ExpenseExampleYear10	2,354
1 Yr	rr_ExpenseExampleNoRedemptionYear01	199
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	671
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,170
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,354
ING Value Choice Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.96%	[1]
1 Yr	rr_ExpenseExampleYear01	299
3 Yrs	rr_ExpenseExampleYear03	671
5 Yrs	rr_ExpenseExampleYear05	1,170
10 Yrs	rr_ExpenseExampleYear10	2,544
1 Yr	rr_ExpenseExampleNoRedemptionYear01	199
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	671
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,170
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,544
ING Value Choice Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.82%	[1]
1 Yr	rr_ExpenseExampleYear01	84
3 Yrs	rr_ExpenseExampleYear03	335
5 Yrs	rr_ExpenseExampleYear05	606
10 Yrs	rr_ExpenseExampleYear10	1,379
1 Yr	rr_ExpenseExampleNoRedemptionYear01	84
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	335
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	606
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,379
ING Value Choice Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.21%	[1]
1 Yr	rr_ExpenseExampleYear01	123
3 Yrs	rr_ExpenseExampleYear03	441
5 Yrs	rr_ExpenseExampleYear05	782
10 Yrs	rr_ExpenseExampleYear10	1,745
1 Yr	rr_ExpenseExampleNoRedemptionYear01	123
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	441
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	782
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,745
ING Value Choice Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.96%	[1]
1 Yr	rr_ExpenseExampleYear01	98
3 Yrs	rr_ExpenseExampleYear03	364
5 Yrs	rr_ExpenseExampleYear05	650
10 Yrs	rr_ExpenseExampleYear10	1,465
1 Yr	rr_ExpenseExampleNoRedemptionYear01	98
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	364
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	650
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,465

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Effective November 30, 2012, the adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 0.80%, 1.25%, and 1.00% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Document Creation Date	dei_DocumentCreationDate	Sep 21, 2012